NAVELLIER
NAVELLIER MILLENNIUM FUNDS

                                            SEMIANNUAL REPORT
                                            ENCLOSED

                                      LOGO

                                 ARTWORK PHOTO
                                   NAVELLIER
                                Millennium Funds
                           -------------------------

                                Top 20 Portfolio
                            All Cap Growth Portfolio
                         International Growth Portfolio
                           Large Cap Growth Portfolio

                               SEMIANNUAL REPORT
                                 June 30, 2001

                                                SEMIANNUAL REPORT, June 30, 2001
                                                      NAVELLIER MILLENNIUM FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8670

--------------------------------------------------------------------------------
                                                                  August 6, 2001

Dear Shareholder:

      Over the past fifteen months, we have undoubtedly experienced one of the most difficult equity markets in the history of the stock market. As an aggressive growth manager, Navellier has recently witnessed its two worst back-to-back quarters in the history of the firm (fourth quarter 2000, followed by the first quarter of 2001). We would like to take a moment of your time to focus on what actually caused this period of negative performance, as well as when we can expect account values to rebound.

WHAT HAPPENED

      The first performance pullback during the second quarter of 2000 was no surprise. Most professional money managers and economists expected a correction of some sort given the magnitude of prior gains in the market. What unfolded next was that the Navellier Top 20 Portfolio* experienced positive gains in the third quarter of 2000, while most major market benchmarks were negative. This was not surprising since Navellier employs a quantitative stock picking process that is designed to identify 'high alpha' stocks, or stocks that behave differently than the overall stock market. In fact, through September 30, 2000, the Navellier Top 20 Portfolio was posting double digit gains and we had reason to believe the market could sustain further gains. As recently as September 30, 2000, portfolio 'fundamentals' were still quite strong. Although many companies were selling at relatively high price/earnings ("P/E") ratios, they had earnings growth rates that supported the expensive nature of their underlying market prices. Wall Street analysts were still positive and few talked of an impending 'recession'.

                                          TOP 20 PORTFOLIO      TOP 20 PORTFOLIO*         RUSSELL 3000       RUSSELL 3000 GROWTH
                                          ----------------      -----------------         ------------       -------------------
9/30/98                                       10000.00               10000.00               10000.00               10000.00
                                              10310.00                9800.00               10759.00               10782.00
                                              11110.00               10560.00               11417.00               11603.00
12/31/98                                      12550.00               11929.00               12143.00               12649.00
                                              14310.00               13602.00               12555.00               13379.00
                                              13290.00               12632.00               12111.00               12723.00
3/31/99                                       14570.00               13849.00               12555.00               13378.00
                                              15280.00               14524.00               13122.00               13475.00
                                              14470.00               13754.00               12872.00               13093.00
6/30/99                                       16960.00               16120.00               13523.00               13993.00
                                              16710.00               15883.00               13113.00               13549.00
                                              17390.00               16529.00               12964.00               13718.00
9/30/99                                       16560.00               15740.00               12632.00               13467.00
                                              17530.00               16662.00               13425.00               14437.00
                                              18490.00               17575.00               13800.00               15265.00
12/31/99                                      22077.00               20984.00               14681.00               16928.00
                                              22266.00               21164.00               14105.00               16180.00
                                              31082.00               29543.00               14236.00               17191.00
3/31/00                                       26690.00               25369.00               15351.00               18163.00
                                              24910.00               23677.00               14810.00               17204.00
                                              21108.00               20063.00               14394.00               16317.00
6/30/00                                       25679.00               24408.00               14821.00               17612.00
                                              23140.00               21995.00               14559.00               16824.00
                                              28070.00               26680.00               15638.00               18363.00
9/30/00                                       27838.00               26460.00               14930.00               16681.00
                                              24046.00               22856.00               14718.00               15852.00
                                              18843.00               17910.00               13361.00               13479.00
12/31/00                                      20300.00               19295.00               13586.00               13133.00
                                              19090.00               18145.00               14050.00               14052.00
                                              16741.00               15912.00               12767.00               11698.00
3/31/01                                       16491.00               15675.00               11934.00               10441.00
                                              18698.00               17773.00               12892.00               11758.00
                                              18947.00               18010.00               12995.00               11618.00
6/30/01                                       17547.00               16679.00               12756.00               11394.00

                          TOP 20 PORTFOLIO -- CLASS A

                                                                                          RUSSELL 3000
 TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2001    PORTFOLIO   PORTFOLIO*   RUSSELL 3000      GROWTH
 ---------------------------------------------    ---------   ----------   ------------   ------------
Six Months                                         (13.56)%    (17.84)%       (6.11)%       (13.25)%
One Year                                           (31.67)%    (35.05)%      (13.94)%       (35.31)%
Annualized Since Inception+                          22.66%      20.42%         9.25%          4.86%
Value of a $10,000 investment over Life of Fund+   $17,547     $16,679       $12,756        $11,394
*Adjusted for maximum load of 4.95%
+Inception September 30, 1998

      As the fourth quarter 2000 began, the bad news began to hit Wall Street. Not only was there talk of a recession, but there was a developing energy shortage on the West Coast, indecision in our electoral process, and an 'unwinding' of hundreds of small Internet-related technology companies that had raised overzealous venture capital. Although Navellier, like most other professional money managers, avoided the dot-com craze, the residual effect of the dot-com demise could not be measured. Soon, even the large cap bellwether names like Cisco and Intel were feeling the effects of the burst bubble. By the end of the fourth quarter 2000, and only three months after our model found many technology names attractive, we began to sell many of the higher P/E tech stocks in the portfolios. It was then that our quantitative model began to favor GARP (growth at a reasonable price) stocks in lieu of GAAP (growth at any price) stocks. As a result of this dramatic shift in the market we made several changes in the portfolios during the months of January and February. However, the market continued to punish all sectors of the market through the first quarter 2001, as talks of a serious economic slowdown escalated. During the first quarter 2001 some of our growth portfolios significantly underperformed the broad market. Admittedly, it has been a frustrating time for us. However, we sincerely believe the worst is over. We have always maintained that whenever Navellier portfolios underperform the stock market, it is during times when there are dramatic shifts in the market. The dramatic shifts in the market over the past few quarters, from a 'growth' bias to a 'value' bias and from a GAAP model to a GARP model, are exactly the types of shifts that can hinder performance at Navellier.

WHERE WE ARE NOW

      The good news is that it appears that the overall stock market bottomed out on April 4, 2001. The bad news is that corporate profits should continue to decline through the third quarter of 2001. Here is our current strategy: to create and maintain portfolios of fundamentally superior stocks covering a broad diversification of industries. In this sloppy market environment it is very difficult to be sector specific. There is little market leadership and most traders are on the sidelines waiting for the next market leaders to emerge. That is why there are currently over 20 different industry groups represented in our portfolios. This is very different from a year ago when we were far more concentrated in the portfolios. Fundamentally, the portfolios look quite strong. In the face of an economy that has virtually no growth, the average stock in our growth portfolios is still growing earnings between 60 to 80 percent a year. However, without distinct positive leadership in the market, even strong fundamentals can sometimes be ignored. The good news is that the stock market cannot and will not ignore superior fundamentals for any lengthy period of time.

      We stress that it is important for clients to remain fully invested during these difficult times. Honestly, we don't know exactly when the market will turn to the upside with significant conviction. However, we are very confident that we have seen the worst and that better times are on the horizon. The issue now is whether the market's recovery will be consumer led or corporate led. Consumer spending has supported the market for the past three quarters while corporate spending has stalled. Historically, corporate earnings have driven stock markets, but a return to strong corporate profitability is not foreseeable for at least the next couple of quarters. However, we do know one thing for sure: markets love to price in a return to profitability long before actual figures appear on balance sheets and income statements. Typically, stock market prices will lead actual recoveries six to nine months ahead of time. With that said, we believe that corporate earnings, except for some technology stocks, should begin to look favorable around fourth quarter 2001 to first quarter 2002. This range is widely expected to be a turning point for profits, since many corporations will be comparing current quarterly profits to the previous year's quarterly results, which were severely depressed. If the general consensus for favorable profits occurs during this time frame, stocks should rally in the near future and ahead of actual results. Additionally, we cannot discount the fact that the Federal Reserve's aggressiveness toward easing interest rates is just now having its effect on the economy. Finally, there are enormous pockets of cash on the sideline, waiting to be invested. Current cash holdings for many mutual funds and other professional money managers are at levels which could easily ignite a sustained market rally.

WHAT TO EXPECT

      There should be a recovery. Historically, the market has moved in cycles, and there is little doubt we are currently in a trough. Inevitably, however, cycles repeat themselves. We should all experience great growth markets in the future and the corrections that follow. During the great times, investors will enjoy the euphoria of the bull markets. Conversely, during bearish time periods, fear will dictate the actions of many investors. In past periods of recovery, the Navellier growth model has gradually shifted into higher growth rate stocks as individual companies come out of growth hibernation. Specifically, we experienced this in 1994 and 1997/1998, when earnings momentum models eventually overtook GARP models, shortly before explosive years in 1995 and 1999. We firmly believe that investors will be able to look back in a few years and ponder the incredible value that some of the current depressed stock prices offer. Many will wish they had added money to their portfolios during this period. Some will have.

      We fully realize that this has been a very difficult time for most investors. For those investors who have entrusted us with their assets within the past year, and who did not reap the benefits of prior years' performance, we are confident that your patience should be well rewarded in the future. Despite the recent malaise in the stock market, Navellier has an impressive long-term record of performance. We survived the crash of 1987, the Gulf War recession of 1990, the bond debacle of 1994, and the Asian crisis of 1997; and we will survive the "tech wreck" of 2000. Despite these pullbacks in the market, our best performing fund, the Navellier Top 20 Portfolio, still posts an average annual return of 20.42% since its inception in 1998+. We continue to believe in long-term, patient investing. We also continue to be dedicated to providing investors the utmost in professional money management, superior long-term performance and exceptional client service. We appreciate your patience and are confident that you should be well rewarded in the stock market in the years to come.

      We invite you to visit our web site at www.navellier.com and in particular encourage you to sign up for Marketmail which is our weekly market commentary emailed to you every Friday. Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at 1.800.887.8670. We look forward to hearing from you.

Sincerely,

/s/ Louis G. Navellier
LOUIS G. NAVELLIER

*The other three Navellier Millennium funds started in September of 2000.

+Annualized since inception (September 30, 1998 - June 30, 2001). This performance figure includes the fund's maximum 4.95% front end sales load deduction.

This material has been preceded by a Navellier Millennium Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions and maximum sales load.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

**Indices:

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2001
(unaudited)

TOP 20 PORTFOLIO
---------------------------------------------------------
 Shares/                                    Market Value
Par Value                                     (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 98.7%
APPAREL -- 18.1%
    39,000  Abercrombie & Fitch Co.*       $    1,735,500
    87,000  Christopher & Banks Corp.*          2,836,200
    47,000  HOT Topic, Inc.*                    1,461,700
                                           --------------
                                                6,033,400
                                           --------------
BUILDING AND CONSTRUCTION -- 7.5%
    28,500  Lennar Corp.                        1,188,450
     8,700  NVR, Inc.*                          1,287,600
                                           --------------
                                                2,476,050
                                           --------------
CASINOS AND GAMING -- 4.7%
    25,000  International Game
              Technology*                       1,564,750
                                           --------------
ENGINEERING AND CONSULTING
  SERVICES -- 9.2%
    22,500  Jacobs Engineering Group,
              Inc.                              1,467,675
    40,000  TRC Companies, Inc.*                1,606,800
                                           --------------
                                                3,074,475
                                           --------------
INSURANCE -- 4.9%
    25,000  Loews Corp.                         1,610,750
                                           --------------
MANUFACTURING -- 4.9%
    88,000  Oakley, Inc.*                       1,628,000
                                           --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 4.5%
    25,000  St. Jude Medical, Inc.*             1,500,000
                                           --------------
MEDICAL SPECIALTIES -- 5.5%
    24,600  Quest Diagnostics, Inc.*            1,841,310
                                           --------------
PHARMACEUTICALS -- 13.5%
    26,000  Forest Laboratories, Inc.*          1,846,000
    30,000  Taro Pharmaceuticals
              Industries, Ltd.*                 2,626,800
                                           --------------
                                                4,472,800
                                           --------------
OIL AND GAS SERVICES -- 17.2%
    30,500  Dynegy, Inc.                        1,418,250
    25,000  Mitchell Energy & Development
              Corp.                             1,156,250
    85,000  Patina Oil & Gas Corp.              2,252,500
    63,000  XTO Energy, Inc.                      904,050
                                           --------------
                                                5,731,050
                                           --------------
TRANSPORTATION -- 3.6%
    30,000  Teekay Shipping Corp.               1,200,600
                                           --------------
UTILITIES -- 5.1%
    45,000  Calpine Corp.*                      1,701,000
                                           --------------
TOTAL COMMON STOCK
  (COST $31,075,484)                           32,834,185
                                           --------------

---------------------------------------------------------
 Shares/                                    Market Value
Par Value                                     (Note 1)
---------------------------------------------------------
---------------------------------------------------------
SHORT TERM INVESTMENTS -- 1.4%
GOVERNMENT AGENCY OBLIGATIONS -- 1.4%
  $471,000  FHLB Discount Notes
              3.50% due 7/2/01             $      470,863
                                           --------------
MONEY MARKET FUNDS -- N.M.
       155  Fund for Government Investors             155
                                           --------------
TOTAL SHORT TERM INVESTMENTS
  (COST $471,018)                                 471,018
                                           --------------
TOTAL INVESTMENTS -- 100.1%
  (COST $31,546,502)                       $   33,305,203
Liabilities in Excess of Other
  Assets -- (0.1%)                                (31,173)
                                           --------------
NET ASSETS -- 100.0%                       $   33,274,030
                                           ==============
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                         $   26,741,411
    Class B Shares                              7,514,141
    Class C Shares                              5,060,436
  Net Investment Loss                            (230,000)
  Accumulated Net Realized Loss on
    Investments                                (7,570,659)
  Net Unrealized Appreciation of
    Investments                                 1,758,701
                                           --------------
NET ASSETS                                 $   33,274,030
                                           ==============
  CLASS A                                  $   24,774,344
                                           ==============
  CLASS B                                  $    5,004,996
                                           ==============
  CLASS C                                  $    3,494,690
                                           ==============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 1,675,151 Shares
    Outstanding)                                   $14.79
                                           ==============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $14.79)                          $15.56
                                           ==============
  CLASS B SHARES
    (Based on 344,324 Shares Outstanding)
                                                   $14.54
                                           ==============
  CLASS C SHARES
    (Based on 240,060 Shares Outstanding)
                                                   $14.56
                                           ==============

------------------------------

* Non-income producing

N.M. Not Meaningful

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2001
(unaudited)

               ALL CAP GROWTH PORTFOLIO
------------------------------------------------------
 Shares/                  Market Value
Par Value                   (Note 1)
------------------------------------------------------
COMMON STOCKS -- 95.6%
APPAREL -- 8.1%
    3,600  Abercrombie & Fitch Co.*         $  160,200
    4,900  American Eagle Outfitters,
             Inc.*                             172,676
    3,840  Jones Apparel Group, Inc.*          165,888
    3,050  Skechers U.S.A., Inc.*               89,151
                                            ----------
                                               587,915
                                            ----------
BUILDING AND CONSTRUCTION -- 4.0%
    4,175  Lennar Corp.                        174,097
      800  NVR, Inc.*                          118,400
                                            ----------
                                               292,497
                                            ----------
COMMUNICATION EQUIPMENT AND
  SERVICES -- 4.5%
    5,700  Emulex Corp.*                       230,280
    2,500  Scientific-Atlanta, Inc.            101,500
                                            ----------
                                               331,780
                                            ----------
COMPUTER EQUIPMENT, SOFTWARE AND
  SERVICES -- 3.3%
    3,400  Activision, Inc.*                   133,450
    6,000  Mentor Graphics Corp.*              105,000
                                            ----------
                                               238,450
                                            ----------
FINANCIAL SERVICES -- 7.3%
    3,600  AmeriCredit Corp.*                  187,020
    2,900  The BISYS Group, Inc.*              171,100
    3,300  Concord EFS, Inc.*                  171,633
                                            ----------
                                               529,753
                                            ----------
FOOD -- 3.0%
    8,000  SYSCO Corp.                         217,200
                                            ----------
HEALTHCARE SERVICES AND PRODUCTS -- 7.7%
    3,150  Cardinal Health, Inc.               217,350
    2,940  Johnson & Johnson                   147,000
    3,200  UnitedHealth Group, Inc.            197,600
                                            ----------
                                               561,950
                                            ----------
INDUSTRIAL SPECIALTIES -- 3.7%
    6,700  CONSOL Energy, Inc.                 169,510
    2,940  Stewart & Stevenson Services,
             Inc.                               97,020
                                            ----------
                                               266,530
                                            ----------
INSURANCE -- 4.3%
    4,920  Loews Corp.                         316,996
                                            ----------
MEDICAL EQUIPMENT AND SUPPLIES -- 5.0%
    5,000  Biomet, Inc.                        240,300
    2,130  St. Jude Medical, Inc.*             127,800
                                            ----------
                                               368,100
                                            ----------
MEDICAL SPECIALTIES -- 9.4%
    3,700  Henry Schein, Inc.*                 148,222
    6,010  IMS Health, Inc.                    171,285
    1,400  Laboratory Corp. of America
             Holdings*                         107,660

------------------------------------------------------
 Shares/                  Market Value
Par Value                   (Note 1)
------------------------------------------------------
------------------------------------------------------
    5,400  Lincare Holdings, Inc.*          $  162,054
    3,200  Respironics, Inc.*                   95,232
                                            ----------
                                               684,453
                                            ----------
OIL AND GAS SERVICES -- 9.3%
    3,200  Dynegy, Inc.                        148,800
    2,337  El Paso Corp.                       122,786
    3,500  Nabors Industries, Inc.*            130,200
    2,700  Texaco, Inc.                        179,820
    6,750  XTO Energy, Inc.                     96,863
                                            ----------
                                               678,469
                                            ----------
PHARMACEUTICALS -- 6.6%
    2,700  AmeriSource Health Corp.*           149,310
    7,275  Caremark Rx, Inc.*                  119,674
    3,000  Forest Laboratories, Inc.*          213,000
                                            ----------
                                               481,984
                                            ----------
RENTAL AND LEASING -- 2.3%
    3,200  Rent-A-Center, Inc.*                168,320
                                            ----------
RETAIL -- 3.2%
    6,900  Walgreen Co.                        235,635
                                            ----------
SEMICONDUCTORS AND RELATED -- 6.7%
    5,700  International Rectifier Corp.*      194,370
    1,750  NVDIA Corp.*                        296,800
                                            ----------
                                               491,170
                                            ----------
TRANSPORTATION -- 1.5%
    2,680  Teekay Shipping Corp.               107,254
                                            ----------
UTILITIES -- 5.7%
    5,000  Calpine Corp.*                      189,000
    7,000  Reliant Energy, Inc.                225,470
                                            ----------
                                               414,470
                                            ----------
TOTAL COMMON STOCK
  (COST $7,045,975)                          6,972,926
                                            ----------
SHORT TERM INVESTMENTS -- 4.9%
GOVERNMENT AGENCY OBLIGATIONS -- 4.9%
 $361,000  FHLB Discount Notes
             3.50% due 7/2/01                  360,895
                                            ----------
MONEY MARKET FUNDS -- N.M.
      187  Fund for Government Investors           187
                                            ----------
TOTAL SHORT TERM INVESTMENTS
(COST $361,082)                                361,082
                                            ----------
TOTAL INVESTMENTS -- 100.5%
  (COST $7,407,057)                         $7,334,008
Liabilities in Excess of Other
  Assets -- (0.5%)                             (36,914)
                                            ----------
NET ASSETS -- 100.0%                        $7,297,094
                                            ----------

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (continued)
June 30, 2001
(unaudited)

ALL CAP GROWTH PORTFOLIO
------------------------------------------------------
 Shares/                  Market Value
Par Value                   (Note 1)
------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                          $5,301,481
    Class B Shares                           1,830,961
    Class C Shares                           1,927,815
  Net Investment Loss                          (37,467)
  Accumulated Net Realized Loss on
    Investments                             (1,652,647)
  Net Unrealized Depreciation of
    Investments                                (73,049)
                                            ----------
NET ASSETS                                  $7,297,094
                                            ==========
  CLASS A                                   $4,305,542
                                            ==========
  CLASS B                                   $1,468,258
                                            ==========
  CLASS C                                   $1,523,294
                                            ==========

------------------------------------------------------
 Shares/                  Market Value
Par Value                   (Note 1)
------------------------------------------------------
------------------------------------------------------
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 659,235 Shares Outstanding)        $6.53
                                            ==========
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $6.53)                         $6.87
                                            ==========
  CLASS B SHARES
    (Based on 226,277 Shares Outstanding)        $6.49
                                            ==========
  CLASS C SHARES
    (Based on 234,918 Shares Outstanding)        $6.48
                                            ==========

------------------------------

* Non-income producing

N.M. Not Meaningful

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2001
(unaudited)

INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------
 Shares/                    Market Value
Par Value                     (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 95.0%
BUSINESS SERVICES -- 5.1%
       500  Cordiant Communications Group
              PLC ADR (United Kingdom)        $     6,425
       800  ICON PLC ADR* (Ireland)                24,135
                                              -----------
                                                   30,560
                                              -----------
CHEMICALS -- 3.4%
       700  Ciba Specialty Chemicals AG ADR
              (Switzerland)                        20,230
                                              -----------
COMPUTER EQUIPMENT, SOFTWARE AND
  SERVICES -- 7.7%
     2,500  Autonomy Corp. PLC ADR* (United
              Kingdom)                             15,000
       600  Business Objects S.A. ADR*
              (France)                             14,160
       520  Gentia Software PLC ADR* (United
              Kingdom)                                338
       500  Logitech International S.A. ADR*
              (Switzerland)                        16,100
                                              -----------
                                                   45,598
                                              -----------
CRUISE LINES -- 1.8%
       500  P & O Princess Cruises PLC ADR
              (United Kingdom)                     10,600
                                              -----------
FINANCIAL SERVICES -- 10.1%
     1,000  ABN AMRO Holding NV ADR
              (Netherlands)                        18,930
       500  Amvescap PLC ADR (United
              Kingdom)                             17,315
        50  Barclays PLC ADR (United
              Kingdom)                              6,275
       200  National Australia Bank Ltd. ADR
              (Australia)                          17,692
                                              -----------
                                                   60,212
                                              -----------
INDUSTRIAL SPECIALTIES -- 14.5%
     1,400  Grupo IMSA, S.A. de C.V. ADR
              (Mexico)                             12,460
     1,400  Jefferson Smurfit Group PLC ADR
              (Ireland)                            26,880
       600  Norsk Hydro ASA ADR (Norway)           25,620
      1100  WMC Ltd. ADR (Australia)               21,175
                                              -----------
                                                   86,135
                                              -----------
MANUFACTURING -- 3.2%
     2,200  De Rigo S.p.A. ADR (Italy)             18,986
                                              -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 3.4%
       800  Fresenius Medical Care AG ADR
              (Germany)                            18,920
       200  Sulzer Medica ADR (Switzerland)         1,416
                                              -----------
                                                   20,336
                                              -----------

---------------------------------------------------------
 Shares/                    Market Value
Par Value                     (Note 1)
---------------------------------------------------------
---------------------------------------------------------
MOTOR VEHICLES -- 3.0%
       200  Honda Motor Co., Ltd. ADR
              (Japan)                         $    17,598
                                              -----------
OIL AND GAS SERVICES -- 17.2%
       700  Enterprise Oil PLC ADR (United
              Kingdom)                             17,430
     1,400  Repsol YPF, S.A. ADR (Spain)           23,324
     2,000  Sasol Ltd. ADR (South Africa)          18,140
     1,600  Stolt Offshore S.A. ADR* (United
              Kingdom)                             19,600
       600  Tatneft ADR (Russia)                    6,354
     1,400  Tubos de Acero de Mexico S.A.
              ADR (Mexico)                         17,710
                                              -----------
                                                  102,558
                                              -----------
PHARMACEUTICALS -- 5.0%
       400  Elan Corp. PLC ADR* (Ireland)          24,400
       125  Novo-Nordisk A/S ADR (Denmark)          5,625
                                              -----------
                                                   30,025
                                              -----------
RETAIL -- 4.4%
       700  Signet Group PLC ADR (United
              Kingdom)                             26,390
                                              -----------
SEMICONDUCTORS AND RELATED -- 5.4%
     1,400  ARM Holdings PLC ADR* (United
              Kingdom)                             16,660
       300  ASM International N.V. ADR*
              (Netherlands)                         5,955
     2,300  Dialog Semiconductor PLC ADR*
              (Germany)                             9,246
                                              -----------
                                                   31,861
                                              -----------
TELECOMMUNICATIONS AND EQUIPMENT -- 1.3%
       500  Tele Norte Leste Participacoes
              S.A ADR (Brazil)                      7,630
                                              -----------
TOBACCO -- 2.9%
     1,100  British American Tobacco PLC ADR
              (United Kingdom)                     17,380
                                              -----------
TRANSPORTATION -- 1.9%
       300  Frontline Ltd. ADR (Bermuda)            5,130
       700  Guangshen Railway Company Ltd.
              ADR (China)                           6,440
                                              -----------
                                                   11,570
                                              -----------
UTILITIES -- 4.7%
     1,150  Huaneng Power International,
              Inc. ADR (China)                     27,738
                                              -----------
TOTAL COMMON STOCKS
  (COST $567,816)                                 565,407
                                              -----------

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (continued)
June 30, 2001
(unaudited)

INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------
 Shares/                    Market Value
Par Value                     (Note 1)
---------------------------------------------------------
SHORT TERM INVESTMENTS -- 2.8%
GOVERNMENT AGENCY OBLIGATIONS -- 2.7%
   $16,000  FHLB Discount Notes 3.50% due
              7/2/01                          $    15,995
                                              -----------
MONEY MARKET FUNDS -- 0.1%
       750  Fund for Government Investors             750
                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (COST $16,745)                                   16,745
                                              -----------
TOTAL INVESTMENTS -- 97.8%
  (COST $584,561)                             $   582,152
Other Assets less Liabilities -- 2.2%              12,919
                                              -----------
NET ASSETS -- 100.0%                          $   595,071
                                              ===========

---------------------------------------------------------
 Shares/                    Market Value
Par Value                     (Note 1)
---------------------------------------------------------
---------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                            $   643,570
    Class B Shares                                 22,975
    Class C Shares                                  8,324
  Net Investment Income                             1,096
  Accumulated Net Realized Loss on
    Investments                                   (78,485)
  Net Unrealized Depreciation of Investments       (2,409)
                                              -----------
NET ASSETS                                    $   595,071
                                              ===========
  CLASS A                                     $   569,331
                                              ===========
  CLASS B                                     $    18,090
                                              ===========
  CLASS C                                     $     7,650
                                              ===========
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 88,423 Shares Outstanding)            $6.44
                                              ===========
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $6.44)                            $6.78
                                              ===========
  CLASS B SHARES
    (Based on 2,820 Shares Outstanding)             $6.42
                                              ===========
  CLASS C SHARES
    (Based on 1,190 Shares Outstanding)             $6.43
                                              ===========

------------------------------

*   Non-income producing
ADR American Depository Receipts

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 2001
(unaudited)

LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------
 Shares/                    Market Value
Par Value                     (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 88.3%
AEROSPACE/DEFENSE -- 1.9%
       200  The Boeing Co.                    $    11,120
                                              -----------
COMMUNICATION EQUIPMENT AND SERVICES -- 1.6%
       450  Alcatel SA, ADR                         9,333
                                              -----------
FINANCIAL SERVICES -- 7.5%
       350  Amvescap PLC ADR                       12,120
       250  Household International, Inc.          16,675
       375  Washington Mutual, Inc.                14,081
                                              -----------
                                                   42,876
                                              -----------
FOOD, BEVERAGE AND TOBACCO -- 10.5%
       470  General Mills, Inc.                    20,577
       400  Philip Morris Companies, Inc.          20,300
       700  SYSCO Corp.                            19,005
                                              -----------
                                                   59,882
                                              -----------
HEALTHCARE PRODUCTS AND SERVICES -- 14.9%
       275  Cardinal Health, Inc.                  18,975
       490  Johnson & Johnson                      24,500
       440  Tenet Healthcare Corp.*                22,700
       300  UnitedHealth Group, Inc.               18,525
                                              -----------
                                                   84,700
                                              -----------
INSURANCE -- 3.6%
       320  Loews Corp.                            20,618
                                              -----------
MANUFACTURING -- 1.6%
       170  Tyco International Ltd.                 9,265
                                              -----------
OIL AND GAS SERVICES -- 12.5%
       190  Anadarko Petroleum Corp.               10,266
       600  Dynegy, Inc.                           27,900
       246  El Paso Corp.                          12,925
       300  Texaco, Inc.                           19,980
                                              -----------
                                                   71,071
                                              -----------
PHARMACEUTICALS -- 8.6%
       200  Allergan, Inc.                         17,100
       450  Forest Laboratories, Inc.*             31,950
                                              -----------
                                                   49,050
                                              -----------
RECREATIONAL VEHICLES -- 4.9%
       580  Harley-Davidson, Inc.                  27,306
                                              -----------
RETAIL -- 3.0%
       500  Walgreen Co.                           17,075
                                              -----------
TRANSPORTATION -- 2.6%
       810  Southwest Airlines Co.                 14,977
                                              -----------

---------------------------------------------------------
 Shares/                    Market Value
Par Value                     (Note 1)
---------------------------------------------------------
---------------------------------------------------------
UTILITIES -- 15.1%
       520  Calpine Corp.*                    $    19,656
       300  Dominion Resources, Inc.               18,039
       400  Exelon Corp.                           25,648
       715  Reliant Energy, Inc.                   23,030
                                              -----------
                                                   86,373
                                              -----------
TOTAL COMMON STOCKS
  (COST $529,559)                                 503,646
                                              -----------
SHORT TERM INVESTMENTS -- 11.7%
GOVERNMENT AGENCY OBLIGATIONS -- 11.5%
   $66,000  FHLB Discount Notes 3.50% due
              7/2/01                               65,981
                                              -----------
MONEY MARKET FUNDS -- 0.2%
       913  Fund for Government Investors             913
                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (COST $66,894)                                   66,894
                                              -----------
TOTAL INVESTMENTS -- 100.0%
  (COST $596,453)                             $   570,540
Liabilities in Excess of Other
  Assets -- N.M.                                     (210)
                                              -----------
NET ASSETS -- 100.0%                          $   570,330
                                              ===========
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                            $   368,697
    Class B Shares                                181,683
    Class C Shares                                266,194
  Net Investment Loss                              (1,646)
  Accumulated Net Realized Loss on
    Investments                                  (218,685)
  Net Unrealized Depreciation of Investments      (25,913)
                                              -----------
NET ASSETS                                    $   570,330
                                              ===========
  CLASS A                                     $   275,346
                                              ===========
  CLASS B                                     $   114,271
                                              ===========
  CLASS C                                     $   180,713
                                              ===========
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 43,601 Shares Outstanding)            $6.32
                                              ===========
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $6.32)                            $6.65
                                              ===========
  CLASS B SHARES
    (Based on 18,150 Shares Outstanding)            $6.30
                                              ===========
  CLASS C SHARES
    (Based on 28,779 Shares Outstanding)            $6.28
                                              ===========

------------------------------

* Non-income producing
N.M. Not Meaningful
ADR American Depository Receipts

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For Six Months Ended June 30, 2001
(unaudited)

                                                                 ALL CAP      INTERNATIONAL    LARGE CAP
                                                  TOP 20         GROWTH          GROWTH         GROWTH
                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1)..........................  $    25,053    $    11,027      $  1,131       $   1,565
   Dividends (Note 1).........................       24,146          6,517         1,994           2,263
                                                -----------    -----------      --------       ---------
     Total Investment Income..................       49,199         17,544         3,125           3,828
                                                -----------    -----------      --------       ---------
 EXPENSES
   Investment Advisory Fee (Note 2)...........      166,482         30,393         1,285           2,867
   Distribution Plan Fee (Note 2).............       71,098         17,020           423           1,891
   Transfer Agent and Custodian Fee (Note
     3).......................................       59,601         32,801        20,320          22,749
   Registration Fees..........................       29,990         16,940        15,570          15,759
   Printing Expense...........................       25,400          4,353           283             468
   Insurance Expense..........................       21,228          1,575           103             175
   Trustees' Fees.............................        4,500          4,500         4,500           4,500
   Legal Expense..............................        3,514          3,514         3,514           3,514
   Audit Fees.................................        3,300          3,000         1,000           1,000
   Other Expenses.............................        3,117          1,130           922             852
                                                -----------    -----------      --------       ---------
     Total Expenses...........................      388,230        115,226        47,920          53,775
     Less Expenses Reimbursed by Investment
       Adviser (Note 2).......................     (109,031)       (60,215)      (45,891)        (48,301)
                                                -----------    -----------      --------       ---------
       Net Expenses...........................      279,199         55,011         2,029           5,474
 NET INVESTMENT INCOME (LOSS).................     (230,000)       (37,467)        1,096          (1,646)
                                                -----------    -----------      --------       ---------
 Net Realized Loss on Investments.............   (6,133,147)    (1,528,931)      (69,493)       (194,574)
 Change in Net Unrealized Appreciation/
   Depreciation of Investments................    1,184,478         84,424        24,410          29,946
                                                -----------    -----------      --------       ---------
 NET LOSS ON INVESTMENTS......................   (4,948,669)    (1,444,507)      (45,083)       (164,628)
                                                -----------    -----------      --------       ---------
 NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS.................................  $(5,178,669)   $(1,481,974)     $(43,987)      $(166,274)
                                                ===========    ===========      ========       =========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                             TOP 20                      ALL CAP GROWTH
                                                           PORTFOLIO                        PORTFOLIO
                                                   FOR THE SIX    FOR THE YEAR    FOR THE SIX     FOR THE PERIOD
                                                  MONTHS ENDED       ENDED        MONTHS ENDED        ENDED
                                                  JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001     DECEMBER 31,
                                                   (UNAUDITED)        2000        (UNAUDITED)         2000*
                                                  -------------   ------------   --------------   --------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss..........................   $  (230,000)   $  (396,718)    $   (37,467)      $   (3,409)
   Net Realized Gain (Loss) on Investment
     Transactions...............................    (6,133,147)     1,111,525      (1,528,931)        (123,717)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments................     1,184,478     (6,495,382)         84,424         (157,473)
                                                   -----------    -----------     -----------       ----------
     Net Decrease in Net Assets Resulting from
       Operations...............................    (5,178,669)    (5,780,575)     (1,481,974)        (284,599)
                                                   -----------    -----------     -----------       ----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Realized Gains:
     Class A Shares.............................            --     (3,353,721)             --               --
     Class B Shares.............................            --       (571,838)             --               --
     Class C Shares.............................            --       (335,584)             --               --
                                                   -----------    -----------     -----------       ----------
       Total Distributions to Shareholders......            --     (4,261,143)             --               --
                                                   -----------    -----------     -----------       ----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares...........................     3,793,360     14,579,164       3,336,135        2,191,476
       Class B Shares...........................     1,158,759      6,331,865         942,442        1,035,510
       Class C Shares...........................     1,073,165      4,097,059       1,142,109        1,142,901
   Reinvestment of Distributions:
       Class A Shares...........................            --      3,286,794              --               --
       Class B Shares...........................            --        548,613              --               --
       Class C Shares...........................            --        317,244              --               --
   Cost of Shares Redeemed:
       Class A Shares...........................    (3,764,888)    (5,455,462)       (313,945)         (11,180)
       Class B Shares...........................      (330,902)      (162,252)       (145,992)              --
       Class C Shares...........................      (165,536)      (245,817)       (354,769)          (1,020)
                                                   -----------    -----------     -----------       ----------
     Net Increase in Net Assets Resulting from
       Share Transactions.......................     1,763,958     23,297,208       4,605,980        4,357,687
                                                   -----------    -----------     -----------       ----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS....    (3,414,711)    13,255,490       3,124,006        4,073,088
 NET ASSETS -- Beginning of Period..............    36,688,741     23,433,251       4,173,088          100,000
                                                   -----------    -----------     -----------       ----------
 NET ASSETS -- End of Period....................   $33,274,030    $36,688,741     $ 7,297,094       $4,173,088
                                                   ===========    ===========     ===========       ==========
 SHARES
   Sold:
       Class A Shares...........................       248,806        612,324         438,586          257,230
       Class B Shares...........................        76,040        268,534         128,925          118,819
       Class C Shares...........................        72,918        171,145         155,897          126,682
   Issued in Reinvestment of Distributions:
       Class A Shares...........................            --        187,276              --               --
       Class B Shares...........................            --         31,566              --               --
       Class C Shares...........................            --         18,232              --               --
   Redeemed:
       Class A Shares...........................      (253,758)      (237,545)        (45,213)          (1,368)
       Class B Shares...........................       (22,346)        (9,470)        (21,467)              --
       Class C Shares...........................       (11,586)       (10,649)        (47,551)            (110)
                                                   -----------    -----------     -----------       ----------
   Net Increase in Shares.......................       110,074      1,031,413         609,177          501,253
                                                   ===========    ===========     ===========       ==========
 -----------------------------------------------

 * From Commencement of Operations September 5, 2000

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                         INTERNATIONAL                      LARGE CAP
                                                             GROWTH                          GROWTH
                                                           PORTFOLIO                        PORTFOLIO
                                                   FOR THE SIX      FOR THE       FOR THE SIX     FOR THE PERIOD
                                                  MONTHS ENDED    PERIOD ENDED    MONTHS ENDED        ENDED
                                                  JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001     DECEMBER 31,
                                                   (UNAUDITED)       2000*        (UNAUDITED)         2000*
                                                  -------------   ------------   --------------   --------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss).................   $     1,096    $      (288)    $    (1,646)      $     (594)
   Net Realized Loss on Investment
     Transactions...............................       (69,493)        (8,992)       (194,574)         (24,111)
   Change in Net Unrealized Depreciation of
     Investments................................        24,410        (26,819)         29,946          (55,859)
                                                   -----------    -----------     -----------       ----------
     Net Decrease in Net Assets Resulting from
       Operations...............................       (43,987)       (36,099)       (166,274)         (80,564)
                                                   -----------    -----------     -----------       ----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
     Class A Shares.............................     1,338,584         21,901          87,419          181,496
     Class B Shares.............................         3,000         20,000          19,826          165,784
     Class C Shares.............................        10,541             --          15,138          251,214
   Cost of Shares Redeemed:
     Class A Shares.............................      (816,652)            --              --               --
     Class B Shares.............................            --             --          (3,709)              --
     Class C Shares.............................        (2,217)            --              --               --
                                                   -----------    -----------     -----------       ----------
     Net Increase in Net Assets Resulting from
       Share Transactions.......................       533,256         41,901         118,674          598,494
                                                   -----------    -----------     -----------       ----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS....       489,269          5,802         (47,600)         517,930
 NET ASSETS -- Beginning of Period..............       105,802        100,000         617,930          100,000
                                                   -----------    -----------     -----------       ----------
 NET ASSETS -- End of Period....................   $   595,071    $   105,802     $   570,330       $  617,930
                                                   ===========    ===========     ===========       ==========
 SHARES
   Sold:
     Class A Shares.............................       205,579          2,445          12,910           20,691
     Class B Shares.............................           413          2,407           2,383           16,385
     Class C Shares.............................         1,523             --           2,325           26,454
   Redeemed:
     Class A Shares.............................      (129,601)            --              --               --
     Class B Shares.............................            --             --            (618)              --
     Class C Shares.............................          (333)            --              --               --
                                                   -----------    -----------     -----------       ----------
     Net Increase in Shares.....................        77,581          4,852          17,000           63,530
                                                   ===========    ===========     ===========       ==========
 -----------------------------------------------

 * From Commencement of Operations September 5, 2000

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            TOP 20
                                                                           PORTFOLIO
                                                                        CLASS A SHARES
                                                       -------------------------------------------------
                                                       FOR THE SIX      FOR THE YEARS
                                                       MONTHS ENDED         ENDED         FOR THE PERIOD
                                                         JUNE 30,       DECEMBER 31,          ENDED
                                                           2001       -----------------    DECEMBER 31,
                                                       (UNAUDITED)     2000      1999         1998*
                                                       ------------   -------   -------   --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period.............     $17.10       $20.96    $12.55       $10.00
                                                         -------      -------   -------       ------
  Income from Investment Operations:
    Net Investment Loss..............................      (0.09)       (0.20)    (0.18)       (0.01)
    Net Realized and Unrealized Gain (Loss) on
      Investments....................................      (2.22)       (1.44)     9.68         2.56
                                                         -------      -------   -------       ------
  Total from Investment Operations...................      (2.31)       (1.64)     9.50         2.55
                                                         -------      -------   -------       ------
  Distributions to Shareholders:
    From Net Realized Gains..........................         --        (2.22)    (1.09)          --
                                                         -------      -------   -------       ------
  Net Increase (Decrease) in Net Asset Value.........      (2.31)       (3.86)     8.41         2.55
                                                         -------      -------   -------       ------
  Net Asset Value -- End of Period...................     $14.79       $17.10    $20.96       $12.55
                                                         =======      =======   =======       ======
TOTAL INVESTMENT RETURN+.............................     (13.56)%(A)   (8.05)%   75.91%       25.50%(A)
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2)..............       1.50%(B)     1.40%     1.50%        1.50%(B)
  Expenses Before Reimbursement (Note 2).............       2.16%(B)     1.89%     2.34%        7.90%(B)
  Net Investment Loss After Reimbursement (Note 2)...      (1.21)%(B)   (1.11)%   (1.34)%      (0.64)%(B)
  Net Investment Loss Before Reimbursement (Note
    2)...............................................      (1.86)%(B)   (1.59)%   (2.19)%      (7.04)%(B)
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate............................         71%         118%      235%          82%
  Net Assets at End of Period (in thousands).........    $24,774      $28,737   $23,433       $7,202
  Number of Shares Outstanding at End of Period (in
    thousands).......................................      1,675        1,680     1,118          574
-----------------------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 * From Commencement of Operations September 30, 1998
 + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  TOP 20
                                                                PORTFOLIO
                                             CLASS B SHARES                    CLASS C SHARES
                                     ------------------------------    ------------------------------
                                     FOR THE SIX                       FOR THE SIX
                                     MONTHS ENDED    FOR THE PERIOD    MONTHS ENDED    FOR THE PERIOD
                                       JUNE 30,          ENDED           JUNE 30,          ENDED
                                         2001         DECEMBER 31,         2001         DECEMBER 31,
                                     (UNAUDITED)         2000*         (UNAUDITED)         2000**
                                     ------------    --------------    ------------    --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period.........................     $16.94           $27.85           $16.95           $21.54
                                     ---------       ----------        ---------       ----------
  Income from Investment
    Operations:
    Net Investment Loss............      (0.13)           (0.13)           (0.13)           (0.11)
    Net Realized and Unrealized
      Loss on Investments..........      (2.27)           (8.56)           (2.26)           (2.26)
                                     ---------       ----------        ---------       ----------
  Total from Investment
    Operations.....................      (2.40)           (8.69)           (2.39)           (2.37)
                                     ---------       ----------        ---------       ----------
  Distributions to Shareholders:
    From Net Realized Gains........         --            (2.22)              --            (2.22)
                                     ---------       ----------        ---------       ----------
  Net Decrease in Net Asset
    Value..........................      (2.40)          (10.91)           (2.39)           (4.59)
                                     ---------       ----------        ---------       ----------
  Net Asset Value -- End of
    Period.........................     $14.54           $16.94           $14.56           $16.95
                                     =========       ==========        =========       ==========
TOTAL INVESTMENT RETURN+...........     (14.17)%(A)      (31.41)%(A)      (14.10)%(A)      (11.27)%(A)
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2).......................       2.25%(B)         2.25%(B)         2.25%(B)         2.25%(B)
  Expenses Before Reimbursement
    (Note 2).......................       2.91%(B)         2.74%(B)         2.91%(B)         2.74%(B)
  Net Investment Loss After
    Reimbursement (Note 2).........      (1.96)%(B)       (1.84)%(B)       (1.96)%(B)       (1.83)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2).........      (2.61)%(B)       (2.33)%(B)       (2.61)%(B)       (2.31)%(B)
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..........         71%             118%              71%             118%
  Net Assets at End of Period (in
    thousands).....................     $5,005           $4,922           $3,495           $3,030
  Number of Shares Outstanding at
    End of Period (in thousands)...        344              290              240              179
-----------------------------------

  (A) Total returns for periods of less than one year are not annualized.
  (B) Annualized

  * From Commencement of Operations March 28, 2000
 ** From Commencement of Operations April 18, 2000
  +Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           ALL CAP GROWTH
                                                                              PORTFOLIO
                                           CLASS A SHARES                  CLASS B SHARES                  CLASS C SHARES
                                    -----------------------------   -----------------------------   -----------------------------
                                    FOR THE SIX                     FOR THE SIX                     FOR THE SIX
                                    MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED   FOR THE PERIOD
                                      JUNE 30,         ENDED          JUNE 30,         ENDED          JUNE 30,         ENDED
                                        2001        DECEMBER 31,        2001        DECEMBER 31,        2001        DECEMBER 31,
                                    (UNAUDITED)        2000*        (UNAUDITED)        2000**       (UNAUDITED)       2000***
                                    ------------   --------------   ------------   --------------   ------------   --------------
 PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period........................      $8.18          $11.10           $8.14          $10.51           $8.16          $10.43
                                      -------         -------         -------         -------         -------         -------
  Income from Investment
    Operations:
    Net Investment Loss...........      (0.03)             --           (0.05)          (0.01)          (0.05)          (0.01)
    Net Realized and Unrealized
      Loss on Investments.........      (1.62)          (2.92)          (1.60)          (2.36)          (1.63)          (2.26)
                                      -------         -------         -------         -------         -------         -------
  Total from Investment
    Operations....................      (1.65)          (2.92)          (1.65)          (2.37)          (1.68)          (2.27)
                                      -------         -------         -------         -------         -------         -------
  Net Decrease in Net Asset
    Value.........................      (1.65)          (2.92)          (1.65)          (2.37)          (1.68)          (2.27)
                                      -------         -------         -------         -------         -------         -------
  Net Asset Value -- End of
    Period........................      $6.53           $8.18           $6.49           $8.14           $6.48           $8.16
                                      =======         =======         =======         =======         =======         =======
 TOTAL INVESTMENT RETURN+.........     (20.17)%(A)     (26.31)%(A)     (20.27)%(A)     (22.55)%(A)     (20.59)%(A)     (21.76)%(A)

 RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)......................       1.50%(B)        1.45%(B)        2.25%(B)        2.20%(B)        2.25%(B)        2.20%(B)
  Expenses Before Reimbursement
    (Note 2)......................       3.47%(B)       14.71%(B)        4.22%(B)       15.46%(B)        4.22%(B)       15.46%(B)
  Net Investment Loss After
    reimbursement (Note 2)........      (0.92)%(B)      (0.40)%(B)      (1.67)%(B)      (1.06)%(B)      (1.67)%(B)      (1.05)%(B)
  Net Investment Loss Before
    reimbursement (Note 2)........      (2.89)%(B)     (13.66)%(B)      (3.64)%(B)     (14.32)%(B)      (3.64)%(B)     (14.31)%(B)

 SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.........         79%             40%             79%             40%             79%             40%
  Net Assets at End of Period (in
    thousands)....................     $4,306          $2,174          $1,468            $967          $1,523          $1,032
  Number of Shares Outstanding at
    End of Period (in
    thousands)....................        659             266             226             119             235             126
 ----------------------------

   (A) Total returns for periods of less than one year are not annualized.
   (B) Annualized

   * From Commencement of Operations September 5, 2000
  ** From Commencement of Operations September 24, 2000
 *** From Commencement of Operations September 26, 2000
   + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INTERNATIONAL GROWTH
                                                                              PORTFOLIO
                                                  CLASS A SHARES                   CLASS B SHARES           CLASS C SHARES
                                           -----------------------------    -----------------------------   --------------
                                           FOR THE SIX                      FOR THE SIX                     FOR THE PERIOD
                                           MONTHS ENDED   FOR THE PERIOD    MONTHS ENDED   FOR THE PERIOD       ENDED
                                             JUNE 30,         ENDED           JUNE 30,         ENDED           JUNE 30,
                                               2001        DECEMBER 31,         2001        DECEMBER 31,       2001***
                                           (UNAUDITED)        2000*         (UNAUDITED)        2000**        (UNAUDITED)
                                           ------------   --------------    ------------   --------------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period..............................      $7.12           $9.74            $7.12           $8.31            $7.12
                                             -------         -------          -------         -------          -------
   Income from Investment Operations:
     Net Investment Income (Loss)........       0.01           (0.02)           (0.01)          (0.01)              --
     Net Realized and Unrealized Loss on
       Investments.......................      (0.69)          (2.60)           (0.69)          (1.18)           (0.69)
                                             -------         -------          -------         -------          -------
   Total from Investment Operations......      (0.68)          (2.62)           (0.70)          (1.19)           (0.69)
                                             -------         -------          -------         -------          -------
   Net Decrease in Net Asset Value.......      (0.68)          (2.62)           (0.70)          (1.19)           (0.69)
                                             -------         -------          -------         -------          -------
   Net Asset Value -- End of Period......      $6.44           $7.12            $6.42           $7.12            $6.43
                                             =======         =======          =======         =======          =======
 TOTAL INVESTMENT RETURN+................      (9.55)%(A)     (26.90)%(A)       (9.83)%(A)     (14.32)%(A)       (9.69)%(A)

 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note
     2)..................................       1.50%(B)        1.49%(B)         2.25%(B)        2.24%(B)         2.25%(B)
   Expenses Before Reimbursement (Note
     2)..................................      36.14%(B)      120.64%(B)        36.93%(B)      121.39%(B)        36.93%(B)
   Net Investment Income (Loss) After
     reimbursement (Note 2)..............       0.93%(B)       (0.54)%(B)       (0.27)%(B)      (0.83)%(B)        0.10%(B)
   Net Investment Loss Before
     reimbursement (Note 2)..............     (33.75)%(B)    (119.69)%(B)      (34.95)%(B)    (119.99)%(B)      (34.58)%(B)

 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...............        253%             42%             253%             42%             253%
   Net Assets at End of Period (in
     thousands)..........................       $569             $89              $18             $17               $8
   Number of Shares Outstanding at End of
     Period (in thousands)...............         88              13                3               2                1
 ---------------------------------------

   (A) Total returns for periods of less than one year are not annualized.
   (B) Annualized

   * From Commencement of Operations September 5, 2000
  ** From Commencement of Operations November 2, 2000
 *** From Commencement of Operations January 12, 2001
   + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          LARGE CAP GROWTH
                                                                              PORTFOLIO
                                           CLASS A SHARES                  CLASS B SHARES                  CLASS C SHARES
                                    -----------------------------   -----------------------------   -----------------------------
                                    FOR THE SIX                     FOR THE SIX                     FOR THE SIX
                                    MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED   FOR THE PERIOD
                                      JUNE 30,         ENDED          JUNE 30,         ENDED          JUNE 30,         ENDED
                                        2001        DECEMBER 31,        2001        DECEMBER 31,        2001        DECEMBER 31,
                                    (UNAUDITED)        2000*        (UNAUDITED)        2000**       (UNAUDITED)       2000***
                                    ------------   --------------   ------------   --------------   ------------   --------------
 PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period........................      $8.41          $11.22           $8.40          $10.35           $8.39          $10.81
                                      -------         -------         -------         -------         -------         -------
  Income from Investment
    Operations:
    Net Investment Loss...........      (0.01)          (0.01)          (0.03)          (0.01)          (0.03)          (0.01)
    Net Realized and Unrealized
      Loss on Investments.........      (2.08)          (2.80)          (2.07)          (1.94)          (2.08)          (2.41)
                                      -------         -------         -------         -------         -------         -------
  Total from Investment
    Operations....................      (2.09)          (2.81)          (2.10)          (1.95)          (2.11)          (2.42)
                                      -------         -------         -------         -------         -------         -------
  Net Decrease in Net Asset
    Value.........................      (2.09)          (2.81)          (2.10)          (1.95)          (2.11)          (2.42)
                                      -------         -------         -------         -------         -------         -------
  Net Asset Value -- End of
    Period........................      $6.32           $8.41           $6.30           $8.40           $6.28           $8.39
                                      =======         =======         =======         =======         =======         =======
 TOTAL INVESTMENT RETURN+.........     (24.85)%(A)     (25.04)%(A)     (25.00)%(A)     (18.92)%(A)     (25.15)%(A)     (22.39)%(A)

 RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)......................       1.50%(B)        1.47%(B)        2.25%(B)        2.22%(B)        2.25%(B)        2.22%(B)
  Expenses Before Reimbursement
    (Note 2)......................      18.38%(B)       48.33%(B)       19.13%(B)       49.08%(B)       19.13%(B)       49.08%(B)
  Net Investment Loss After
    Reimbursement (Note 2)........      (0.15)%(B)      (0.30)%(B)      (0.93)%(B)      (0.72)%(B)      (0.93)%(B)      (0.54)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)........     (17.03)%(B)     (47.16)%(B)     (17.81)%(B)     (47.58)%(B)     (17.81)%(B)     (47.40)%(B)

 SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.........         50%             26%             50%             26%             50%             26%
  Net Assets at End of Period (in
    thousands)....................       $275            $258            $114            $138            $181            $222
  Number of Shares Outstanding at
    End of Period (in
    thousands)....................         44              31              18              16              29              27
 ----------------------------

   (A) Total returns for periods of less than one year are not annualized.
   (B) Annualized

   * From Commencement of Operations September 5, 2000
  ** From Commencement of Operations October 3, 2000
 *** From Commencement of Operations September 26, 2000
   + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(unaudited)

1. Significant Accounting Policies

     The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interests. The Fund currently consists of four Portfolios: the Top 20 Portfolio, a non-diversified open-end management investment company, the All Cap Growth Portfolio, a diversified open-end management investment company, International Growth Portfolio, a non-diversified open-end management investment company, and the Large Cap Growth Portfolio, a non-diversified open-end management company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of beneficial interest. The Fund consists of three classes of shares: Class A offered since September 30, 1998 for the Top 20 Portfolio and since September 5, 2000 for the All Cap Growth, International Growth and Large Cap Growth Portfolios, and Class B and Class C shares offered since March 2, 2000 for the Top 20 Portfolio and since September 5, 2000 for the All Cap Growth, International Growth and Large Cap Growth Portfolios. Class A shares are purchased at the public offering price which includes a maximum sales charge of up to 4.95% depending on the size of the purchase. Class B and C shares are offered at net asset value without an initial sales charge and may be subject to a contingent deferred sales charge. Income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 4). The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of the Portfolio. An officer and trustee of the Fund is also an officer and director of the Adviser.

     Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. During the six months ended June 30, 2001, the Adviser paid operating expenses of the Top 20 Portfolio, the All Cap Growth Portfolio, the International Growth Portfolio and the Large Cap Growth Portfolio totaling $150,650, $67,813, $46,212 and $49,017, respectively. Under the Adviser requested and the Top 20 Portfolio, the All Cap Growth Portfolio, the International Growth Portfolio and the Large Cap Growth Portfolio reimbursed, $41,619, $7,598, $321 and $716, respectively, of such expenses. The Adviser has agreed to limit the total normal expenses of each Portfolio's Class A to 1.50% and Class B and Class C to 2.25% of average annual net assets.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

     Navellier Securities, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     For the six months ended June 30, 2001, the Fund was advised that the Distributor received $119,895, $125,036, $20,886 and $4,266 from sales loads earned on sales of the Top 20 Portfolio's, the All Cap Growth Portfolio's, the International Growth Portfolio's and the Large Cap Growth Portfolio's capital stock, respectively.

     The Fund pays each of its Trustees not affiliated with the Adviser $12,000 annually. For the six months ended June 30, 2001, Trustees fees totaled $18,000.

3. Transfer Agent and Custodian

     FBR National Bank & Trust, formerly Rushmore Trust and Savings, FSB, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25%, 1.00% and 1.00% per annum of the average daily net assets of Class A, Class B and Class C, respectively, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

     For the six months ended June 30, 2001, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                        ALL CAP     INTERNATIONAL   LARGE CAP
                                                           TOP 20        GROWTH        GROWTH        GROWTH
                                                          PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                         -----------   ----------   -------------   ---------
      Purchases........................................  $26,477,879   $9,687,990    $1,072,716     $411,212
                                                         ===========   ==========    ==========     ========
      Sales............................................  $24,047,407   $4,456,601    $  563,900     $255,790
                                                         ===========   ==========    ==========     ========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

6. Unrealized Appreciation and Depreciation of Investments

     Unrealized appreciation and depreciation as of June 30, 2001, based on the cost for Federal income tax purposes are as follows:

                                                                        ALL CAP     INTERNATIONAL   LARGE CAP
                                                           TOP 20        GROWTH        GROWTH        GROWTH
                                                          PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                         -----------   ----------   -------------   ---------
      Gross Unrealized Appreciation....................  $ 3,616,098   $  523,159     $ 22,208      $ 21,801
      Gross Unrealized Depreciation....................   (1,857,397)    (596,208)     (24,617)      (47,714)
                                                         -----------   ----------     --------      --------
      Net Unrealized Appreciation/(Depreciation).......  $ 1,758,701   $  (73,049)    $ (2,409)     $(25,913)
                                                         ===========   ==========     ========      ========
      Cost of Investments for Federal Income Tax
        Purposes.......................................  $31,546,502   $7,407,057     $584,561      $596,453
                                                         ===========   ==========     ========      ========

7. Federal Income Tax

     At December 31, 2000, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                     ALL CAP    INTERNATIONAL   LARGE CAP
                                                                     GROWTH        GROWTH        GROWTH
      EXPIRES DECEMBER 31,                                          PORTFOLIO     PORTFOLIO     PORTFOLIO
      ------------------------------------------------------------  ---------   -------------   ---------
      2008........................................................   $15,019       $4,532        $1,955
                                                                     =======       ======        ======

                               Navellier Offices:
                         One East Liberty   Third Floor
                               Reno, Nevada 89501
                              800-887-8670 P.S.T.

                          Custodian & Transfer Agent:
                           FBR National Bank & Trust
                              4922 Fairmont Avenue
                               Bethesda, MD 20814
                              800-622-1386 E.S.T.

 NAVELLIER MILLENNIUM FUNDS

C/O NAVELLIER SECURITIES CORP.
ONE EAST LIBERTY, THIRD FLOOR
RENO, NEVADA 89501

RETURN SERVICE REQUESTED

                                                             -----------------------
                                                               Standard Presorted
                                                                  U.S. Postage
                                                                      PAID
                                                                 Los Angeles, CA
                                                                 Permit No. 725
                                                             -----------------------